Sales, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses [Abstract]
Employees and officer’s compensation	$ 1,355	$ 1,445	$ 1,733
Share-based payments (see also Note 11)	1,147	657	87
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 13B)	43	356	690
Other professional fees	1,315	900	1,525
Board member remuneration and insurance	962	622	470
Board member share-based payments	742	269	86
FDA Fee		946
ISA settlement (see also Note 13B)		387
Rent and office maintenance	58	80	243
Travel and car expenses	76	182	228
Depreciation	235	178	7
Other	373	56	126
General and administrative expenses	$ 6,306	$ 6,078	$ 5,195